FINANCIAL RISK MANAGEMENT (Details) - Schedule of Average Probability of Default Grade	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retail mortgages | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	0.47%	0.13%
Retail mortgages | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	15.02%	15.47%
Retail - credit cards | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	2.61%	1.95%
Retail - credit cards | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	21.53%	20.85%
Retail - loans and overdrafts | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	3.75%	2.76%
Retail - loans and overdrafts | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	32.31%	29.64%
Retail - UK Motor Finance | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	0.69%	0.69%
Retail - UK Motor Finance | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	15.91%	14.46%
Commercial | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers (in percent)	1.05%	0.45%
Commercial | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers (in percent)	13.92%	18.88%